Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 4,854,031	$ 4,117,324	$ 7,814,220
Accounts receivable, net	469,954	542,420	678,646
Inventory, net	461,129	692,368	826,012
Prepaid expenses and other current assets	340,923	329,646	566,239
Total current assets	6,126,037	5,681,758	9,885,117
Property and equipment, net	750,090	800,723	1,074,710
Goodwill	600,814	600,814	637,528
Intangible assets, net	1,420,136	1,620,998	1,888,814
Other noncurrent assets	321,592	279,752	270,327
Total assets	9,218,669	8,984,045	13,756,496
Current liabilities
Accounts payable	1,939,175	2,232,563	2,285,792
Accrued compensation and benefits	902,892	578,480	1,081,270
Accrued liabilities	857,024	1,215,283	920,286
Deferred revenue	31,239	37,397	50,925
Short-term notes payable	1,100,012	1,023,815	0
Current maturities of long-term capital lease obligation	160,485	184,399	251,800
Total current liabilities	4,990,827	5,271,937	4,590,073
Deferred rent	319,273	398,084	352,985
Note payable	0	0	993,750
Warrant liability	28,378	0	0
Long-term capital lease obligation and other noncurrent liabilities	119,764	146,543	328,642
Total liabilities	5,458,242	5,816,564	6,265,450
Stockholders' equity
Common stock	20,786	10,122	5,019
Preferred stock	0	0	0
Additional paid-in capital	149,493,056	136,442,302	121,611,452
Accumulated other comprehensive (loss)/income	(7,649)	6,176	(1,059)
Accumulated deficit	(145,745,766)	(133,291,119)	(114,124,366)
Total stockholders’ equity	3,760,427	3,167,481	7,491,046
Total liabilities and stockholders’ equity	$ 9,218,669	$ 8,984,045	$ 13,756,496